Intangibles assets and goodwill	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangibles assets and goodwill

10. Intangible assets and goodwill

Changes in the carrying amount of intangible assets and goodwill for the years ended December 31, 2025 and 2024 are analysed in the following tables.

	Trademarks, patents and other	Software	Goodwill	Total
Cost as at December 31, 2023	3,359	17,416	1,921	22,696
Additions	220	3,853	—	4,073
Disposals	(302)	(7,842)	—	(8,144)
Effect of translation adjustments	4	16	—	20
Cost as at December 31, 2024	3,281	13,443	1,921	18,645
Additions	205	1,004	—	1,209
Impairment loss	—	(1,900)	(831)	(2,731)
Disposals	—	(324)	—	(324)
Effect of translation adjustments	(3)	(41)	—	(44)
Cost as at December 31, 2025	3,483	12,182	1,090	16,755

Accumulated amortisation as at December 31, 2023	(2,963)	(15,573)	—	(18,536)
Amortisation	(156)	(1,414)	—	(1,570)
Disposals	260	7,842	—	8,102
Effect of translation adjustments	(3)	(10)	—	(13)
Accumulated amortisation as at December 31, 2024	(2,862)	(9,155)	—	(12,017)
Amortisation	(164)	(1,987)	—	(2,151)
Disposals	—	320	—	320
Effect of translation adjustments	—	40	—	40
Accumulated amortisation as at December 31, 2025	(3,026)	(10,782)	—	(13,808)

Net book value as at December 31, 2023	396	1,843	1,921	4,160
Net book value as at December 31, 2024	419	4,288	1,921	6,628
Net book value as at December 31, 2025	457	1,400	1,090	2,947

As at December 31, 2025 and 2024, goodwill of 1,090 and 1,921, respectively, relates to the “Italy – retail stores” CGU. It arose from the 2017 acquisition by the Parent of three “Divani&Divani by Natuzzi” stores located in the North East of Italy.

As at December 31, 2025 the impairment loss on software was 1,900 (see note 8).

In 2025, the item "disposals" refers to the writing-off of assets fully depreciated.

With reference to goodwill, since it is allocated to specific DOS, the Group has carried out an impairment test on property, plant and equipment, right-of-use assets as well as the goodwill for each cash-generating unit (CGU) of directly managed retail stores. As a result of this impairment test, for two of the three directly operated stores (DOS) to which goodwill is allocated, an impairment was identified, leading to the recognition of a loss of 831.

Further, the cash flows included specific estimates for three years and a long-term growth rate thereafter. Cash flow projections were prepared on the basis of forecasts approved by the Board of Directors. For additional information on the impairment assessment, reference should be made to note 8.